Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Trading assets	$ 6,279		$ 6,175
Loans held for sale	2,141	[1]	3,168	[1]
Liabilities
Trading liabilities	1,806		2,678
Fair Value, Measurements, Recurring
Assets
Trading assets	6,279		6,175
Loans held for sale	2,141		3,168
LHFI	433		492
Other intangible assets	921		1,439
Other assets	554	[2]	241	[2]
Liabilities
Trading liabilities	1,806		2,678
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Other liabilities	84	[2],[3]	114	[2],[3]
Fair Value, Measurements, Recurring | US Treasury Securities
Assets
Trading assets			187
Liabilities
Trading liabilities			439
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities
Assets
Trading assets			361
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities
Assets
Trading assets			123
Fair Value, Measurements, Recurring | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets			301
Fair Value, Measurements, Recurring | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets			15
Fair Value, Measurements, Recurring | Collateralized Debt Obligations
Assets
Trading assets			55
Fair Value, Measurements, Recurring | Asset-backed Securities
Assets
Trading assets			59
Fair Value, Measurements, Recurring | Corporate And Other Debt Securities
Assets
Trading assets			743
Liabilities
Trading liabilities			398
Fair Value, Measurements, Recurring | Commercial Paper
Assets
Trading assets			14
Fair Value, Measurements, Recurring | Equity Securities
Assets
Trading assets			221
Fair Value, Measurements, Recurring | Derivative Financial Instruments, Assets
Assets
Trading assets			2,743
Fair Value, Measurements, Recurring | Trading Loans
Assets
Trading assets			1,353
Fair Value, Measurements, Recurring | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1,826		2,847
Fair Value, Measurements, Recurring | Corporate and Other
Assets
Loans held for sale	315		321
Fair Value, Measurements, Recurring | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities			1,841
Fair Value, Measurements, Recurring | Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Assets
Trading assets	(1,030)	[4]
Liabilities
Trading liabilities	(1,170)	[4]
Fair Value, Measurements, Recurring | Available-for-Sale Securities
Assets
Securities available for sale	28,117		26,895
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	694		5,516
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	1,932		1,895
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	454		579
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	21,223		14,358
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	221		347
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	50		50
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	464		808
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	51		482
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	2,099		1,973
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	929	[5]	887	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets
Trading assets	541		353
Loans held for sale	0		0
LHFI	0		0
Other intangible assets	0		0
Other assets	7	[2]	0	[2]
Liabilities
Trading liabilities	780		559
Brokered deposits	0		0
Long-term debt	0		0
Other liabilities	1	[2],[3]	0	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US Treasury Securities
Assets
Trading assets	144		187
Liabilities
Trading liabilities	569		439
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Debt Obligations
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Asset-backed Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Corporate And Other Debt Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Commercial Paper
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Equity Securities
Assets
Trading assets	91		0
Liabilities
Trading liabilities	37
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Derivative Financial Instruments, Assets
Assets
Trading assets	306		166
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Trading Loans
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Corporate and Other
Assets
Loans held for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	174		120
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities
Assets
Securities available for sale	2,981		7,489
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	694		5,516
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	2,099		1,973
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	188	[5]	0	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets
Trading assets	6,719		5,613
Loans held for sale	2,140		3,161
LHFI	0		0
Other intangible assets	0		0
Other assets	463	[2]	223	[2]
Liabilities
Trading liabilities	2,007		1,974
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Other liabilities	61	[2],[3]	72	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US Treasury Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets
Trading assets	478		361
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	54		123
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	412		301
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	0		9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Debt Obligations
Assets
Trading assets	2		2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Asset-backed Securities
Assets
Trading assets	32		32
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Corporate And Other Debt Securities
Assets
Trading assets	344		743
Liabilities
Trading liabilities	77		398
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Commercial Paper
Assets
Trading assets	229		14
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Equity Securities
Assets
Trading assets	0		98
Liabilities
Trading liabilities	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Derivative Financial Instruments, Assets
Assets
Trading assets	3,138		2,577
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Trading Loans
Assets
Trading assets	2,030		1,353
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1,825		2,845
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Corporate and Other
Assets
Loans held for sale	315		316
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	1,930		1,576
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities
Assets
Securities available for sale	24,095		18,270
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	1,932		1,895
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	396		505
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	21,223		14,358
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	50		50
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	448		788
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	46		477
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	0	[5]	197	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Assets
Trading assets	49		209
Loans held for sale	1		7
LHFI	433		492
Other intangible assets	921		1,439
Other assets	84	[2]	18	[2]
Liabilities
Trading liabilities	189		145
Brokered deposits	0		0
Long-term debt	0		0
Other liabilities	22	[2],[3]	42	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US Treasury Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US Government Agencies Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	1		6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Debt Obligations
Assets
Trading assets	43		53
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Asset-backed Securities
Assets
Trading assets	5		27
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Corporate And Other Debt Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Commercial Paper
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Equity Securities
Assets
Trading assets	0		123
Liabilities
Trading liabilities	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Derivative Financial Instruments, Assets
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Trading Loans
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1		2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Corporate and Other
Assets
Loans held for sale	0		5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	189		145
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities
Assets
Securities available for sale	1,041		1,136
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	58		74
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	221		347
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	16		20
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	5		5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	741	[5]	690	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Federal Home Loan Bank Stock and Federal Reserve Bank Stock [Member]
Assets
Securities available for sale	740	[5]	689	[6]
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Trading assets	7,309
Liabilities
Trading liabilities	2,976
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US Treasury Securities
Assets
Trading assets	144
Liabilities
Trading liabilities	569
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US Government Agencies Debt Securities
Assets
Trading assets	478
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities
Assets
Trading assets	54
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	412
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	1
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Collateralized Debt Obligations
Assets
Trading assets	45
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Asset-backed Securities
Assets
Trading assets	37
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate And Other Debt Securities
Assets
Trading assets	344
Liabilities
Trading liabilities	77
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Commercial Paper
Assets
Trading assets	229
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities
Assets
Trading assets	91
Liabilities
Trading liabilities	37
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Derivative Financial Instruments, Assets
Assets
Trading assets	3,444
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Trading Loans
Assets
Trading assets	2,030
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	$ 2,293

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]	These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.
[4]	Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[5]	Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[6]	Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.